Financing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Expenses
Interest on debt	$ 684	$ 783
Interest on lease liabilities	256	198
Capitalized interest at 5.9% (2023 - 5.2%)	$ (317)	$ (255)
Interest rate	5.80%	5.90%
Interest expense	$ 623	$ 726
Interest on partnership liability	47	49
Interest on pension and other post-retirement benefits	24	11
Accretion	592	532
Foreign exchange loss (gain) on U.S. dollar denominated debt	714	(184)
Operational foreign exchange and other	(260)	133
Loss on extinguishment of long-term debt	170
Financing Expenses	$ 1,910	$ 1,267